Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Contributed Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings/(Loss) [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2010	$ 274,250	$ 285,515	$ 37,775	$ 335,524	$ (87,555)	$ (297,009)
Net (loss)/earnings	20,967			20,967
Cumulative translation adjustment, net of tax benefit	(251)				(251)
Other comprehensive income, net of tax benefit
Prior service costs	372				372
Unrecognized gain (loss)	(27,712)				(27,712)
Cash dividends, per share	(4,286)			(4,286)
Acquired shares for treasury stock	(3,575)					(3,575)
Issued shares on exercise of stock options - net	472	472
Issued shares on vesting of restricted stock units	(892)	1,674	(2,566)
Tax benefit on vesting of restricted stock units	206		206
Stock compensation	3,746		3,746
Ending balance at Dec. 31, 2011	263,297	287,661	39,161	352,205	(115,146)	(300,584)
Net (loss)/earnings	20,333			20,333
Cumulative translation adjustment, net of tax benefit	1,309				1,309
Unrealized gain (loss) on cash flow hedges, net of tax	(980)				(980)
Other comprehensive income, net of tax benefit
Prior service costs	367				367
Unrecognized gain (loss)	(6,154)				(6,154)
Cash dividends, per share	(4,738)			(4,738)
Acquired shares for treasury stock	(10,374)					(10,374)
Issued shares on exercise of stock options - net	1,673	1,679	(6)
Issued shares on vesting of restricted stock units	(1,258)	2,172	(3,430)
Tax benefit on vesting of restricted stock units	184		184
Stock compensation	4,099		4,099
Ending balance at Dec. 31, 2012	267,758	291,512	40,008	367,800	(120,604)	(310,958)
Net (loss)/earnings	(3,929)			(3,929)
Cumulative translation adjustment, net of tax benefit	585				585
Unrealized gain (loss) on cash flow hedges, net of tax	384				384
Other comprehensive income, net of tax benefit
Prior service costs	277				277
Unrecognized gain (loss)	37,461				37,461
Cash dividends, per share	(4,874)			(4,874)
Acquired shares for treasury stock	(6,208)					(6,208)
Issued shares on exercise of stock options - net	2,753	2,722	31
Issued shares on vesting of restricted stock units	(1,814)	2,930	(4,744)
Tax benefit on vesting of restricted stock units	117		117
Stock compensation	4,219		4,219
Ending balance at Dec. 31, 2013	$ 296,729	$ 297,164	$ 39,631	$ 358,997	$ (81,897)	$ (317,166)